Assets and Liabilities - Financial Assets and Liabilities - Summary of Group's Financial Liabilities (Details) - DKK (kr) kr in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Liabilities [Line Items]
Lease liabilities	kr 6,503	kr 13,534	kr 12,689
Financial Liabilities Measured at Amortized Cost
Disclosure Of Financial Liabilities [Line Items]
Borrowings	33,465	57,180
Lease liabilities	6,503	13,534
Trade payables	41,780	29,937
Accruals	15,743	42,198
Total liabilities measured at amortized cost	kr 97,491	kr 142,849